UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431
---------------------------------------------

Waddell & Reed InvestEd Portfolios, Inc.
-------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
--------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
June 30, 2007

Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

3	President's Letter
5	Illustration of Portfolio Expenses
7	Waddell & Reed InvestEd Growth Portfolio
14	Waddell & Reed InvestEd Balanced Portfolio
21	Waddell & Reed InvestEd Conservative Portfolio
27	Notes to Financial Statements
36	Proxy Voting Information
37	Quarterly Portfolio Schedule Information

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios, Inc. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current Waddell & Reed InvestEd Portfolios, Inc. prospectus, along with the InvestEd Program Overview and InvestEd Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the InvestEd Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

President's Letter
      June 30, 2007

Dear Shareholder:

So far, 2007 has been a strong year for U.S. equities. The Standard & Poor's 500 Index is up 6.96% for the six-month period ended June 30, 2007, led by energy and natural resources stocks. Most bond markets, meanwhile, have struggled in recent months. Overall economic growth has been better than most economists and pundits have expected while foreign purchases of U.S. Treasuries have subsided. Globally, interest rates are on the rise.

Enclosed is our report on your InvestEd Portfolio's operations for the six-month period ended June 30, 2007. We are pleased to report that many equity sectors provided positive market returns for the first half of the year, with most of the gains coming between March and May. Financial stocks were the weakest area of the stock market, reflecting fallout over lending practices in the subprime mortgage market, as well as the prospect of higher interest rates. Consumer stocks were also weaker than the rest of the market. Back in December, the markets were expecting the Federal Reserve to ease monetary policy in the wake of an economic slowdown. Instead growth, led by exports, may be accelerating.

Tailwinds of growth

Since January gasoline prices - a key factor that helps shape consumer confidence - have been on a roller-coaster. Overall, we feel the long-term cost trend for energy is upward given rising global demand for a wide variety of natural resources and continuing concerns about energy supplies and energy-related politics, not just in the Middle East, but in energy-exporting countries from Nigeria to Russia to Venezuela.

On balance, the economic news has been good, including:

  Corporate profits remained solid, rising around 10 percent
  Inflation remains within the Fed's target
  (2 percent to 3 percent) range and
  Improving trade and federal deficits.
Our Economic Snapshot chart highlights five selected indicators. Even though headline numbers for items such as inflation and oil can change a great deal from month to month, several of the economic indicators below are in a similar place compared to where they were six months ago - an attractive place to be, in our view.

Economic Snapshot
	6-30-2007	12-31-2006

U.S. unemployment rate	4.50%	4.50%
Inflation (U.S. Consumer Price Index)	2.70%	2.50%
U.S. GDP	3.40%	3.50%
30-year fixed mortgage rate	6.63%	6.16%
Oil price per barrel	$70.68	$61.05

Source: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

From a historical perspective, we believe that stock prices appear reasonable, especially given corporate profit levels. We see an attractive path ahead for diversified investors for the balance of the calendar year, although one that might be marked by a few unexpected curves. As always, we believe that maintaining a well-rounded portfolio remains an important component of securing your educational and financial future.

Our expertise

Since its earliest days under Cameron Reed and Chauncey Waddell in the 1930s, our organization has been focused on effective stock selection through intense fundamental research, coupled with a deep understanding of global markets. Our goal is to help you achieve your long-term financial goals. To that end, we are committed to offering you a financial planning philosophy that emphasizes both participation in positive markets and a strong effort to manage risk.

Thank you for your continued confidence in us.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of Waddell & Reed InvestEd Portfolios, Inc. and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Portfolio Expenses

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2007.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. As of the close of the six months covered by the tables, a customer is charged an initial fee of $10 for each new account. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Growth Portfolio Expenses
For the Six Months Ended June 30, 2007	Beginning Account Value 12-31-06	Ending Account Value 6-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,079.00	0.25%	$1.25
Based on 5% Return (2)	$1,000	$1.023.55	0.25%	$1.21

Balanced Portfolio Expenses
For the Six Months Ended June 30, 2007	Beginning Account Value 12-31-06	Ending Account Value 6-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1.063.70	0.25%	$1.24
Based on 5% Return (2)	$1,000	$1,023.55	0.25%	$1.21

Conservative Portfolio Expenses
For the Six Months Ended June 30, 2007	Beginning Account Value 12-31-06	Ending Account Value 6-30-07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return (1)	$1,000	$1,030.00	0.25%	$1.22
Based on 5% Return (2)	$1,000	$1,023.55	0.25%	$1.21

*Portfolio expenses are equal to the Portfolio's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2007, and divided by 365.

(1)This section uses the Portfolio's actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The "Ending Account Value" shown is computed using the Portfolio's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% annual return and actual Portfolio expenses. It helps to compare the Portfolio's ongoing costs with other mutual funds. A shareholder can compare the Portfolio's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

As a shareholder of Growth Portfolio, for every $100 you had invested on June 30, 2007, your Portfolio owned:

Waddell & Reed Advisors Core Investment Fund, Class Y	$17.21
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$15.25
Waddell & Reed Advisors Value Fund, Class Y	$15.05
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$10.11
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$9.98
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$9.65
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	$8.00
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.06
Waddell & Reed Advisors High Income Fund, Inc., Class Y	$4.79
Waddell & Reed Advisors Bond Fund, Class Y	$4.73
Cash and Cash Equivalents	$0.17

The Investments of Growth Portfolio
June 30, 2007 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	1,116,566	$6,732,894
Waddell & Reed Advisors Core Investment Fund, Class Y	3,691,976	24,514,718
Waddell & Reed Advisors Dividend Income Fund, Class Y	429,814	7,216,572
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	3,697,274	13,753,860
Waddell & Reed Advisors High Income Fund, Inc., Class Y	924,488	6,822,725
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	2,089,928	21,735,248
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	1,129,830	14,405,333
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y	730,754	11,392,456
Waddell & Reed Advisors Value Fund, Class Y	1,462,139	21,449,586
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	1,442,174	14,219,840

TOTAL AFFILIATED MUTUAL FUNDS - 99.83%		$142,243,232

(Cost: $114,679,440)

SHORT-TERM SECURITIES - 0.17%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $244,081 on 7-2-07 (A)	$244	$244,000
(Cost: $244,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$142,487,232

(Cost: $114,923,440)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.00%		3,355

NET ASSETS - 100.00%		$142,490,587

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $218,000 United States Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $250,638.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GROWTH PORTFOLIO
      June 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                            (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Investments in affiliated mutual funds (cost - $114,679)	$142,243
Repurchase Agreement (cost - $244)	244

	142,487
Cash	27
Receivables:
Portfolio shares sold	149
Dividends and interest	–	*

Total assets	142,663

LIABILITIES
Payable to Portfolio shareholders	166
Accrued service fee (Note 2)	6

Total liabilities	172

Total net assets	$142,491

NET ASSETS
$0.001 par value capital stock:
Capital stock	$9
Additional paid-in capital	105,323
Accumulated undistributed income:
Accumulated undistributed net investment income	288
Accumulated undistributed net realized gain on investment transactions	9,307
Net unrealized appreciation in value of investments	27,564

Net assets applicable to outstanding units of capital	$142,491

Net asset value per share (net assets divided by shares outstanding)	$15.02

Capital shares outstanding	9,486
Capital shares authorized	500,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2007
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Notes 1B and 6):
Dividends from affiliated mutual funds	$711
Interest and amortization	10

Total income	721

Expenses (Note 2):
Service fee	170

Net investment income	551

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments in affiliated mutual funds	2,183
Capital gains distributions from affiliated mutual funds	–

Realized net gain on investments	2,183
Unrealized appreciation in value of affiliated mutual funds	7,701

Net gain on investments	9,884

Net increase in net assets resulting from operations	$10,435

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GROWTH PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2007	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$551	$1,514
Realized net gain on investments	2,183	8,851
Unrealized appreciation	7,701	3,266

Net increase in net assets resulting from operations	10,435	13,631

Distributions to shareholders from (Note 1C): (1)
Net investment income	(–)	(1,780)
Realized gains on investment transactions	(–)	(3,503)

	(–)	(5,283)

Capital share transactions (Note 5)	2,190	17,888

Total increase	12,625	26,236
NET ASSETS
Beginning of period	129,866	103,630

End of period	$142,491	$129,866

Undistributed net investment income (loss)	$288	$(263)

(1)See "Financial Highlights" on page 13

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                  (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-07	2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.92	$12.92	$12.06	$11.14	$9.17	$10.84

Income (loss) from investment operations:
Net investment income	0.06	0.17	0.10	0.08	0.08	0.01
Net realized and unrealized gain (loss) on investments	1.04	1.42	0.99	1.03	2.01	(1.54)

Total from investment operations	1.10	1.59	1.09	1.11	2.09	(1.53)

Less distributions from:
Net investment income	(0.00)	(0.20)	(0.10)	(0.08)	(0.08)	(0.09)
Capital gains	(0.00)	(0.39)	(0.13)	(0.11)	(0.04)	(0.05)

Total distributions	(0.00)	(0.59)	(0.23)	(0.19)	(0.12)	(0.14)

Net asset value, end of period	$15.02	$13.92	$12.92	$12.06	$11.14	$9.17

Total return(1)	7.90%	12.33%	8.99%	9.99%	22.53%	-13.94%
Net assets, end of period (in millions)	$142	$130	$86	$69	$50	$29
Ratio of expenses to average net assets including expense waiver	0.25	%(2)	0.25%	0.74%	0.82%	1.19%	1.46%
Ratio of net investment income to average net assets including expense waiver	0.81	%(2)	1.30%	0.81%	0.77%	0.90%	0.69%
Ratio of expenses to average net assets excluding expense waiver	0.25	%(2)(3)	0.25	%(3)	1.00%	1.03%	1.19	%(3)	1.48%
Ratio of net investment income to average net assets excluding expense waiver	0.81	%(2)(3)	1.30	%(3)	0.55%	0.56%	0.90	%(3)	0.67%
Portfolio turnover rate	9%	5%	5%	11%	19%	28%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

As a shareholder of Balanced Portfolio, for every $100 you had invested on June 30, 2007, your Portfolio owned:

Waddell & Reed Advisors Bond Fund, Class Y	$17.99
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	$15.97
Waddell & Reed Advisors Core Investment Fund, Class Y	$15.46
Waddell & Reed Advisors Cash Management, Inc., Class A	$13.40
Waddell & Reed Advisors Value Fund, Class Y	$12.86
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y	$7.49
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	$6.90
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.15
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	$4.55
Cash and Cash Equivalents	$0.23

The Investments of Balanced Portfolio
June 30, 2007 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	2,782,652	$16,779,395
Waddell & Reed Advisors Cash Management, Inc., Class A	12,501,956	12,501,956
Waddell & Reed Advisors Core Investment Fund, Class Y	2,170,909	14,414,834
Waddell & Reed Advisors Dividend Income Fund, Class Y	285,952	4,801,137
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	1,141,860	4,247,720
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,432,369	14,896,636
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	548,038	6,987,480
Waddell & Reed Advisors Value Fund, Class Y	817,794	11,997,042
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	652,637	6,435,002

TOTAL AFFILIATED MUTUAL FUNDS - 99.77%		$93,061,202

(Cost: $77,155,796)

SHORT-TERM SECURITIES - 0.32%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $304,101 on 7-2-07 (A)	$304	$304,000
(Cost: $304,000)

TOTAL INVESTMENT SECURITIES - 100.09%		$93,365,202

(Cost: $77,459,796)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.09%)		(87,421)

NET ASSETS - 100.00%		$93,277,781

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $272,000 United States Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $312,723.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BALANCED PORTFOLIO
      June 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Investments in affiliated mutual funds (cost - $77,156)	$93,061
Repurchase Agreement (cost - $304)	304

93,365
Cash	24
Receivables:
Portfolio shares sold	47
Dividends and interest	6

Total assets	93,442

LIABILITIES
Payable to Portfolio shareholders	159
Accrued service fee (Note 2)	1
Other	4

Total liabilities	164

Total net assets	$93,278

NET ASSETS
$0.001 par value capital stock:
Capital stock	$7
Additional paid-in capital	73,280
Accumulated undistributed income :
Accumulated undistributed net investment income	648
Accumulated undistributed net realized gain on investment transactions	3,438
Net unrealized appreciation in value of investments	15,905

Net assets applicable to outstanding units of capital	$93,278

Net asset value per share (net assets divided by shares outstanding)	$13.52

Capital shares outstanding	6,899
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations
      BALANCED PORTFOLIO
      For the Six Months Ended June 30, 2007
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Notes 1B and 6):
Dividends from affiliated mutual funds	$805
Interest and amortization	9

Total income	814

Expenses (Note 2):
Service fee	112

Net investment income	702

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments in affiliated mutual funds	324
Capital gains distributions from affiliated mutual fund	–

Realized net gain on investments	324
Unrealized appreciation in value of affiliated mutual funds	4,582

Net gain on investments	4,906

Net increase in net assets resulting from operations	$5,608

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BALANCED PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2007	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$702	$1,585
Realized net gain on investments	324	4,199
Unrealized appreciation	4,582	2,619

Net increase in net assets resulting from operations	5,608	8,403

Distributions to shareholders from (Note 1C): (1)
Net investment income	(–)	(1,644)
Realized gains on investment transactions	(–)	(2,024)

	(–)	(3,668)

Capital share transactions (Note 5)	1,085	7,889

Total increase	6,693	12,624
NET ASSETS
Beginning of period	86,585	73,961

End of period	$93,278	$86,585

Undistributed net investment income (loss)	$648	$(54)

(1)See "Financial Highlights" on page 20

See Notes to Financial Statements.

Financial Highlights
      BALANCED PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-07		2006	2005		2004	2003	2002

Net asset value, beginning of period	$12.71		$11.95		$11.42	$10.85	$9.47		$10.57

Income (loss) from investment operations:
Net investment income	0.10		0.24		0.15	0.12	0.12		0.06
Net realized and unrealized gain (loss) on investments	0.71		1.08		0.65	0.70	1.41		(0.97)

Total from investment operations	0.81		1.32		0.80	0.82	1.53		(0.91)

Less distributions from:
Net investment income	(0.00)		(0.25)		(0.15)	(0.12)	(0.12)		(0.14)
Capital gains	(0.00)		(0.31)		(0.12)	(0.13)	(0.03)		(0.05)

Total distributions	(0.00)		(0.56)		(0.27)	(0.25)	(0.15)		(0.19)

Net asset value, end of period	$13.52		$12.71		$11.95	$11.42	$10.85		$9.47

Total return (1)	6.37%		11.08%		7.00%	7.55%	15.90%		-8.45%
Net assets, end of period (in millions)	$93		$87		$58	$49	$38		$25
Ratio of expenses to average net assets including expense waiver	0.25	%(2)	0.25%		0.71%	0.78%	1.09%		1.35%
Ratio of net investment income to average net assets including expense waiver	1.57	%(2)	1.99%		1.32%	1.13%	1.32%		1.30%
Ratio of expenses to average net assets excluding expense waiver	0.25	%(2)(3)	0.25	%(3)	0.98%	0.99%	1.09	%(3)	1.37%
Ratio of net investment income to average net assets excluding expense waiver	1.57	%(2)(3)	1.99	%(3)	1.05%	0.92%	1.32	%(3)	1.28%
Portfolio turnover rate	2%		11%		5%	12%	18%		29%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CONSERVATIVE PORTFOLIO

Portfolio Highlights

As a shareholder of Conservative Portfolio, for every $100 you had invested on June 30, 2007, your Portfolio owned:

Waddell & Reed Advisors Cash Management, Inc., Class A	$49.61
Waddell & Reed Advisors Government Securities Fund, Class Y	$29.22
Waddell & Reed Advisors Core Investment Fund, Class Y	$10.38
Waddell & Reed Advisors Dividend Income Fund, Class Y	$5.19
Waddell & Reed Advisors Value Fund, Class Y	$5.14
Cash and Cash Equivalents	$0.46

The Investments of Conservative Portfolio
June 30, 2007 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	18,341,440	$18,341,440
Waddell & Reed Advisors Core Investment Fund, Class Y	577,815	3,836,690
Waddell & Reed Advisors Dividend Income Fund, Class Y	114,304	1,919,162
Waddell & Reed Advisors Government Securities Fund, Class Y	2,023,022	10,802,939
Waddell & Reed Advisors Value Fund, Class Y	129,559	1,900,627

TOTAL AFFILIATED MUTUAL FUNDS - 99.53%		$36,800,858

(Cost: $36,059,248)

SHORT-TERM SECURITIES - 1.12%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $413,138 on 7-2-07 (A)	$413	$413,000
(Cost: $413,000)

TOTAL INVESTMENT SECURITIES - 100.65%		$37,213,858

(Cost: $36,472,248)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.65%)		(241,732)

NET ASSETS - 100.00%		$36,972,126

Notes to Schedule of Investments
(A)Collateralized by $370,000 United States Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $425,395.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CONSERVATIVE PORTFOLIO
      June 30, 2007
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 3):
Investments in affiliated mutual funds (cost - $36,059)	$36,801
Repurchase Agreement (cost - $413)	413

37,214
Cash	21
Receivables:
Dividends and interest	15
Portfolio shares sold	8

Total assets	37,258

LIABILITIES
Payable to Portfolio shareholders	154
Payable for investment securities purchased	130
Accrued service fee (Note 2)	1
Other	1

Total liabilities	286

Total net assets	$36,972

NET ASSETS
$0.001 par value capital stock:
Capital stock	$3
Additional paid-in capital	34,878
Accumulated undistributed income:
Accumulated undistributed net investment income	553
Accumulated undistributed net realized gain on investment transactions	796
Net unrealized appreciation in value of investments	742

Net assets applicable to outstanding units of capital	$36,972

Net asset value per share (net assets divided by shares outstanding)	$10.98

Capital shares outstanding	3,367
Capital shares authorized	200,000

See Notes to Financial Statements.

Statement of Operations
      CONSERVATIVE PORTFOLIO
      For the Six Months Ended June 30, 2007
      (In Thousands)                                                                                                                (Unaudited)

INVESTMENT INCOME
Income (Notes 1B and 6):
Dividends from affiliated mutual funds	$626
Interest and amortization	8

Total income	634

Expenses (Note 2):
Service fee	42

Net investment income	592

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments in affiliated mutual funds	112
Capital gains distributions from affiliated mutual funds	–

Realized net gain on investments	112
Unrealized appreciation in value of affiliated mutual funds	299

Net gain on investments	411

Net increase in net assets resulting from operations	$1,003

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CONSERVATIVE PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2007	2006

INCREASE IN NET ASSETS
Operations:
Net investment income	$592	$905
Realized net gain on investments	112	842
Unrealized appreciation (depreciation)	299	(37)

Net increase in net assets resulting from operations	1,003	1,710

Distributions to shareholders from (Note 1C) :(1)
Net investment income	(–)	(950)
Realized gains on investment transactions	(–)	(247)

	(–)	(1,197)

Capital share transactions (Note 5)	4,649	5,388

Total increase	5,652	5,901
NET ASSETS
Beginning of period	31,320	25,419

End of period	$36,972	$31,320

Undistributed net investment income (loss)	$553	$(39)

(1)See "Financial Highlights" on page 26

See Notes to Financial Statements.

Financial Highlights
      CONSERVATIVE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-07		2006	2005		2004	2003	2002

Net asset value, beginning of period	$10.66		$10.44		$10.43	$10.35	$10.06	$10.18

Income (loss) from investment operations:
Net investment income (loss)	0.18		0.32		0.17	0.12	0.08	(0.01)
Net realized and unrealized gain on investments	0.14		0.32		0.09	0.18	0.34	0.04

Total from investment operations	0.32		0.64		0.26	0.30	0.42	0.03

Less distributions from:
Net investment income	(0.00)		(0.33)		(0.17)	(0.13)	(0.08)	(0.14)
Capital gains	(0.00)		(0.09)		(0.08)	(0.09)	(0.05)	(0.01)

Total distributions	(0.00)		(0.42)		(0.25)	(0.22)	(0.13)	(0.15)

Net asset value, end of period	$10.98		$10.66		$10.44	$10.43	$10.35	$10.06

Total return(1)	3.00%		6.12%		2.53%	2.91%	4.07%	0.35%
Net assets, end of period (in millions)	$37		$31		$18	$14	$12	$8
Ratio of expenses to average net assets including expense waiver	0.25	%(2)	0.25%		0.85%	0.85%	1.13%	1.91%
Ratio of net investment income to average net assets including expense waiver	3.51	%(2)	3.21%		1.83%	1.27%	0.90%	0.87%
Ratio of expenses to average net assets excluding expense waiver	0.25	%(2)(3)	0.25	%(3)	1.12%	1.07%	1.18%	1.96%
Ratio of net investment income to average net assets excluding expense waiver	3.51	%(2)(3)	3.21	%(3)	1.56%	1.05%	0.85%	0.82%
Portfolio turnover rate	13%		56%		22%	19%	14%	81%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      June 30, 2007 (Unaudited)

NOTE 1 - Significant Accounting Policies

The Waddell & Reed InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, Inc. (InvestEd Portfolios) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family College Savings Program Trust Fund (the Trust). An investment in the Program constitutes a purchase of an interest in the Trust, a municipal fund security. The Trust invests in the InvestEd Portfolios. InvestEd Portfolios issues three series of capital shares; each series represents ownership of a separate mutual fund (a Portfolio). The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, Family College Savings Program Trust Fund, the Arizona Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (W&R), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by InvestEd Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Investments in funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Securities Transactions.

      C. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers. All distributions are automatically paid in additional shares of the distributing Portfolio.

      D. New Accounting Pronouncements - In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on each Portfolio's net assets, results of operations and financial statement disclosures. In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. InvestEd Portfolios will adopt SFAS No. 157 during 2008 and its potential impact, if any, on each Portfolio's financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. Effective January 1, 2006, all fees which would have been paid by each Portfolio have been eliminated, with the exception of the distribution and service fee.

Under a Distribution and Service Plan for each Portfolio's shares adopted by the InvestEd Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Portfolio may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

Under its Management Agreement, for Waddell & Reed Investment Management Company's (WRIMCO) management services, until May 1, 2004, the management fee for each of the Portfolios was payable at the annual rate of 0.05% of the net assets of each Portfolio. Pursuant to a letter agreement dated April 29, 2004, WRIMCO contractually waived the management fee for the period from May 1, 2004 through April 30, 2005. Pursuant to a new agreement between WRIMCO and the Portfolios, beginning May 1, 2005, WRIMCO contractually eliminated the management fee.

Under its Management Agreement, for WRIMCO's management services, each of the underlying funds pays WRIMCO a fee as described in that fund's prospectus. The management fee rates for each of the underlying funds are as follows:

for Waddell & Reed Advisors Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2006, were 0.52%

for Waddell & Reed Advisors Cash Management, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2006, were 0.40%

for Waddell & Reed Advisors Core Investment Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2007, were 0.61%

for Waddell & Reed Advisors Dividend Income Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2007, were 0.70%

for Waddell & Reed Advisors Global Bond Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2006, were 0.63%

for Waddell & Reed Advisors Government Securities Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2006, were 0.50%

for Waddell & Reed Advisors High Income Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year September 30, 2006, were 0.61%

for Waddell & Reed Advisors International Growth Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2007, were 0.83%

for Waddell & Reed Advisors Limited-Term Bond Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended September 30, 2006, were 0.50%

for Waddell & Reed Advisors New Concepts Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2007, were 0.83%

for Waddell & Reed Advisors Small Cap Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2007, were 0.83%

for Waddell & Reed Advisors Value Fund, management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2007, were 0.69%

for Waddell & Reed Advisors Vanguard Fund, Inc., management fees for the fund as a percent of the fund's net assets for the fiscal year ended June 30, 2007, were 0.67%

Each underlying fund also has an Accounting Service Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the underlying funds and pricing daily the value of their respective shares. For these services, each underlying fund also pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

Plus, for each class of shares in excess of one, each underlying fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

Each underlying fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement for each of the underlying funds other than Waddell & Reed Advisors Cash Management, Inc., each fund pays WRSCO a monthly fee equal to 0.15 of 1% of the average daily net assets of Class Y for the preceding month. Waddell & Reed Advisors Cash Management, Inc., one of the underlying funds, pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month.

As principal underwriter for each Portfolio's shares, W&R receives gross sales commissions (which are not an expense of the Portfolios) for each Portfolio's shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount and paid to W&R. During the six-month period ended June 30, 2007, W&R received the following amounts in gross sales commissions and CDSC:

	Gross Sales Commissions	CDSC

Growth Portfolio	$502,891	$136
Balanced Portfolio	221,490	–
Conservative Portfolio	49,268	–

With respect to each Portfolio's shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan's shares, except for registration fees and related expenses. During the six-month period ended June 30, 2007, W&R paid the following amounts: Growth Portfolio - $288,859; Balanced Portfolio - $126,157; and Conservative Portfolio - $27,984.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Securities Transactions

Investment securities transactions for the six-month period ended June 30, 2007 are summarized as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Purchases of affiliated mutual funds	$15,472,716	$3,188,679	$9,489,535
Purchases of short-term securities	47,091,000	42,823,000	38,254,000
Proceeds from sales of affiliated mutual funds	12,702,411	1,354,000	4,306,422
Proceeds from maturities and sales of short-term securities	47,313,000	42,875,000	38,334,000

For Federal income tax purposes, cost of investments owned at June 30, 2007 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation

Growth Portfolio	$114,984,577	$27,624,094	$121,439	$27,502,655
Balanced Portfolio	77,493,809	16,704,315	832,922	15,871,393
Conservative Portfolio	36,472,248	1,021,747	280,137	741,610

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2006 and the related capital loss carryover and post-October activity were as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Net ordinary income	$1,802,521	$1,654,766	$952,938
Distributed ordinary income	1,780,011	1,643,959	949,966
Undistributed ordinary income	28,510	17,423	10,003

Realized long-term capital gains	8,553,854	4,129,218	793,511
Distributed long-term capital gains	3,502,825	2,023,554	246,703
Undistributed long-term capital gains	6,908,534	3,079,933	635,897

Capital loss carryover	–	–	–

Post-October losses deferred	–	–	–

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

NOTE 5 - Multiclass Operations

Prior to January 1, 2006, each Portfolio offered three classes of shares, Class A, Class B and Class C, each of which had equal rights as to assets and voting privileges.

Income, non-class specific expenses, and realized and unrealized gains and losses were allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Class B shares and Class C shares of each Portfolio were combined with Class A shares of the same Portfolio effective March 10, 2006.

Transactions in capital stock for the six-month period ended June 30, 2007 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares	1,005	872	717
Shares issued from reinvestment of dividend and/or capital gains distribution	–	–	–
Shares redeemed	(846)	(787)	(287)

Increase in outstanding capital shares	159	85	430

Value issued from sale of shares	$14,428	$11,395	$7,753
Value issued from reinvestment of dividend and/or capital gains distribution	–	–	–
Value redeemed	(12,238)	(10,310)	(3,104)

Increase in outstanding capital	$2,190	$1,085	$4,649

Transactions in capital stock for the fiscal year ended December 31, 2006 are summarized below. Amounts are in thousands.

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio

Shares issued from sale of shares:
Class A	2,089	1,648	1,148
Class B	19	8	– *
Class C	8	13	9
Shares issued in connection with merger of Class B into Class A	1,024	675	109
Shares issued in connection with merger of Class C into Class A	404	650	516
Shares issued from reinvestment of dividend and/or capital gains distribution:
Class A	379	288	112
Class B	–	–	–
Class C	–	–	–
Shares redeemed:
Class A	(1,175)	(1,307)	(728)
Class B	(9)	(6)	(3)
Class C	(8)	(20)	(36)
Shares redeemed in connection with merger of Class B into Class A	(1,024)	(675)	(109)
Shares redeemed in connection with merger of Class C into Class A	(404)	(650)	(516)

Increase in outstanding capital shares	1,303	624	502

Value issued from sale of shares:
Class A	$28,532	$20,656	$12,293
Class B	252	91	1
Class C	104	162	95
Value issued in connection with merger of Class B into Class A	10,697	6,869	1,078
Value issued in connection with merger of Class C into Class A	4,178	6,566	5,223
Value issued from reinvestment of dividend and/or capital gains distribution:
Class A	5,283	3,668	1,197
Class B	–	–	–
Class C	–	–	–
Value redeemed:
Class A	(16,055)	(16,367)	(7,791)
Class B	(120)	(74)	(28)
Class C	(108)	(247)	(379)
Value redeemed in connection with merger of Class B into Class A	(10,697)	(6,869)	(1,078)
Value redeemed in connection with merger of Class C into Class A	(4,178)	(6,566)	(5,223)

Increase in outstanding capital	$17,888	$7,889	$5,388

*Not shown due to rounding.

NOTE 6 - Affiliated Company Transactions

Investments are in funds within the Waddell & Reed Advisors Funds family, which funds may be deemed to be under common control because of the same Board of Directors. A summary of the transactions for each underlying fund during the six months ended June 30, 2007 follows:

	12/31/06 Share Balance	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Distributions Received(1)	6/30/07 Share Balance	6/30/07 Market Value

InvestEd Growth Portfolio
Advisors Bond Fund, Class Y	–	$6,973,182	$118,848	$ (598)	$77,783	1,116,566	$6,732,894
Advisors Core Investment Fund, Class Y	3,673,498	1,006,374	621,424	275,631	55,597	3,691,976	24,514,718
Advisors Dividend Income Fund, Class Y	429,995	322,436	227,871	100,144	42,795	429,814	7,216,572
Advisors Global Bond Fund, Inc., Class Y	3,438,136	1,305,847	317,477	34,023	247,014	3,697,274	13,753,860
Advisors High Income Fund, Inc., Class Y	875,913	536,575	160,905	14,845	233,698	924,488	6,822,725
Advisors International Growth Fund, Inc., Class Y (2)	2,198,580	838,921	1,040,890	867,749	–	2,089,928	21,735,248
Advisors Limited-Term Bond Fund, Class Y	630,254	244,608	6,549,799	4,349	53,571	–	–
Advisors New Concepts Fund, Inc., Class Y (2)	1,072,838	1,027,853	163,410	188,090	–	1,129,830	14,405,333
Advisors Small Cap Fund, Inc., Class Y (2)	685,274	950,060	180,209	100,991	–	730,754	11,392,456
Advisors Value Fund, Class Y (2)	1,500,462	838,921	880,381	504,473	–	1,462,139	21,449,586
Advisors Vanguard Fund, Inc., Class Y (2)	1,327,253	1,427,939	257,873	93,627	–	1,442,174	14,219,840
InvestEd Balanced Portfolio
Advisors Bond Fund, Class Y	2,685,450	865,278	268,954	1,846	387,338	2,782,652	16,779,395
Advisors Cash Management, Inc., Class A	12,073,651	631,405	203,100	–	279,289	12,501,956	12,501,956
Advisors Core Investment Fund, Class Y	2,140,088	390,977	139,043	64,057	32,522	2,170,909	14,414,834
Advisors Dividend Income Fund, Class Y	280,776	$147,679	$ 46,364	$21,336	$28,194	285,952	$4,801,137
Advisors Global Bond Fund, Inc., Class Y	1,106,537	197,460	61,132	6,568	77,975	1,141,860	4,247,720
Advisors International Growth Fund, Inc., Class Y (2)	1,416,649	334,558	100,418	89,142	–	1,432,369	14,896,636
Advisors New Concepts Fund, Inc., Class Y (2)	541,692	167,279	43,538	51,242	–	548,038	6,987,480
Advisors Value Fund, Class Y (2)	808,398	286,764	98,184	64,296	–	817,794	11,997,042
Advisors Vanguard Fund, Inc., Class Y (2)	644,728	167,279	69,308	25,472	–	652,637	6,435,002
InvestEd Conservative Portfolio
Advisors Cash Management, Inc., Class A	15,228,957	3,347,483	235,000	–	377,939	18,341,440	18,341,440
Advisors Core Investment Fund, Class Y	539,731	513,692	201,253	66,989	8,602	577,815	3,836,690
Advisors Dividend Income Fund, Class Y	106,327	263,744	93,504	39,942	11,199	114,304	1,919,162
Advisors Government Securities Fund, Class Y	1,145,681	4,888,920	123,133	867	201,911	2,023,022	10,802,939
Advisors Limited-Term Bond Fund, Class Y	310,045	223,151	3,387,213	(59,684)	26,728	–	–
Advisors Value Fund, Class Y (2)	127,391	252,545	154,957	63,248	–	129,559	1,900,627
(1)Distributions received includes distributions from net investment income and/or capital gains from the underlying funds. (2)Non-income producing during the period.

NOTE 7 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Family of Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Corporation and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Growth Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Conservative Portfolio

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses associated with the InvestEd Plan carefully before investing. This and other information is found in the Waddell & Reed InvestEd Portfolios' prospectus, the InvestEd Program overview and the InvestEd Account Application, an additional copy of which can be obtained from your financial advisor. Please read these materials carefully before investing.

An investor should also consider, before investing, whether the investor's or designated beneficiary's home state offers any state tax or other benefits that are only available for investments in such state's 529 college savings plan.

NUR1909SA (6-07)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT IVNESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the registrant's second fiscal quarter of the period covered by this report that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By: /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: September 7, 2007

By: /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: September 7, 2007